Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option Activity under Company's Incentive Plans

The following table summarizes information related to stock option activity under the Company’s incentive plans for the year ended December 31, 2015:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2015	23,030	$164.50
Expired or forfeited	(11,300)	$162.90

Outstanding at December 31, 2015	11,730	$166.10

Exercisable at December 31, 2015	11,730	$166.10

Summary of Restricted Stock Activity

A summary of restricted stock activity for the year ended December 31, 2015 is presented below:

	Number of Restricted Shares	Weighted Average Grant Price
Outstanding at January 1, 2015	241,505	$99.55
Granted	202,074	$26.70
Vested	(115,349)	$111.15
Forfeitures	(14,170)	$74.25

Outstanding at December 31, 2015	314,060	$49.55

Summary of PSU Activity

A summary of PSU activity for the year ended December 31, 2015 is presented below:

	Number of PSUs	Weighted Average Grant Price
Outstanding at January 1, 2015	74,614	$99.40
Granted	94,250	$7.30
Unearned or forfeited	(34,943)	$96.35

Outstanding at December 31, 2015	133,921	$35.35